Leases - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jul. 01, 2020
Operating Leases
Remainder of 2021	$ 4,485
2022	8,493
2023	7,936
2024	8,298
2025	8,294
2026	5,997
Thereafter	15,066
Total undiscounted lease payments	58,569
Less: interest	16,518
Lease liability	42,051	$ 41,300
Finance leases
Remainder of 2021	93
2022	59
2023	5
2024	0
2025	0
2026	0
Thereafter	0
Total undiscounted lease payments	157
Less: interest	2
Present value of lease liabilities	155
Remainder of 2021	4,578
2022	8,552
2023	7,941
2024	8,298
2025	8,294
2026	5,997
Thereafter	15,066
Total undiscounted lease payments	58,726
Less: interest	16,520
Total lease liabilities	$ 42,206